December 31, 2006	•	Separate Account B of Pacific Life Insurance Company

Annual
Report

Pacific Life

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

							American
							Funds®
	International	International	Equity	Small-Cap	Diversified		Growth-
	Value	Small-Cap	Index	Index	Research	Equity	Income
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
International Value Portfolio	$1,576,859
International Small-Cap Portfolio		$4,112
Equity Index Portfolio			$27,673
Small-Cap Index Portfolio				$109,421
Diversified Research Portfolio					$81,276
Equity Portfolio						$4,473,027
American Funds Growth-Income Portfolio							$103,771
Receivables:
Due from Pacific Life Insurance Company	4,903	—	—	—	—	6,313	—
Fund shares redeemed	6,174	—	1	67	26	—	4

Total Assets	1,587,936	4,112	27,674	109,488	81,302	4,479,340	103,775

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	6,174	—	1	67	26	—	4
Fund shares purchased	—	—	—	—	—	1,813	—
Other	—	—	2	12	5	—	10

Total Liabilities	6,174	—	3	79	31	1,813	14

NET ASSETS	$1,581,762	$4,112	$27,671	$109,409	$81,271	$4,477,527	$103,761

Units Outstanding	92,284	403	2,718	7,842	6,324	421,246	8,423

Accumulation Unit Value	$17.14	$10.21	$10.18	$13.95	$12.85	$10.63	$12.32

Cost of Investments	$1,152,250	$4,023	$18,460	$75,389	$58,061	$5,716,449	$97,315

	American	Large-		Short
	Funds	Cap		Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
American Funds Growth Portfolio	$52,631
Large-Cap Value Portfolio		$191,888
Technology Portfolio			$11,128
Short Duration Bond Portfolio				$109,216
Concentrated Growth Portfolio					$27,063
Diversified Bond Portfolio						$31,860
Growth LT Portfolio							$1,621,208
Receivables:
Due from Pacific Life Insurance Company	—	—	—	393	—	135	180
Fund shares redeemed	63	343	—	—	1	—	—

Total Assets	52,694	192,231	11,128	109,609	27,064	31,995	1,621,388

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	63	343	—	—	1	—	—
Fund shares purchased	—	—	—	393	—	135	180
Other	4	8	1	4	—	3	2,070

Total Liabilities	67	351	1	397	1	138	2,250

NET ASSETS	$52,627	$191,880	$11,127	$109,212	$27,063	$31,857	$1,619,138

Units Outstanding	4,099	13,113	1,942	10,623	5,322	3,057	170,967

Accumulation Unit Value	$12.84	$14.63	$5.73	$10.28	$5.08	$10.42	$9.47

Cost of Investments	$49,431	$124,151	$7,485	$110,689	$18,270	$31,520	$1,425,728

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006

				Large-			Fasciano
	Focused	Health	Mid-Cap	Cap	Capital	International	Small
	30	Sciences	Value	Growth	Opportunities	Large-Cap	Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account (1)	Account	Account	Account

ASSETS
Investments:
Focused 30 Portfolio	$31,167
Health Sciences Portfolio		$1,898
Mid-Cap Value Portfolio			$399,379
Large-Cap Growth Portfolio (1)				$333,879
Capital Opportunities Portfolio					$3,063
International Large-Cap Portfolio						$194,513
Fasciano Small Equity Portfolio							$1,011,059
Receivables:
Due from Pacific Life Insurance Company	—	—	—	34	—	—	487
Fund shares redeemed	1	—	264	—	—	409	—

Total Assets	31,168	1,898	399,643	333,913	3,063	194,922	1,011,546

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	264	—	—	409	—
Fund shares purchased	—	—	—	34	—	—	487
Other	2	—	24	14	2	11	568

Total Liabilities	3	—	288	48	2	420	1,055

NET ASSETS	$31,165	$1,898	$399,355	$333,865	$3,061	$194,502	$1,010,491

Units Outstanding	2,729	170	16,821	46,355	326	17,309	112,035

Accumulation Unit Value	$11.42	$11.15	$23.74	$7.20	$9.39	$11.24	$9.02

Cost of Investments	$18,677	$1,390	$270,279	$306,233	$1,935	$153,889	$975,999

			Main
	Small-Cap	Multi-	Street®	Emerging	Managed	Inflation	Money
	Value	Strategy	Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Small-Cap Value Portfolio	$145,715
Multi-Strategy Portfolio		$5,429,739
Main Street Core Portfolio			$145,230
Emerging Markets Portfolio				$239,429
Managed Bond Portfolio					$3,142,532
Inflation Managed Portfolio						$483,768
Money Market Portfolio							$450,562
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	3,014	842	658
Fund shares redeemed	103	1,422	247	9	—	—	—

Total Assets	145,818	5,431,161	145,477	239,438	3,145,546	484,610	451,220

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	103	1,422	247	9	—	—	—
Fund shares purchased	—	—	—	—	3,014	842	254
Other	4	7,422	20	13	2,457	46	—

Total Liabilities	107	8,844	267	22	5,471	888	254

NET ASSETS	$145,711	$5,422,317	$145,210	$239,416	$3,140,075	$483,722	$450,966

Units Outstanding	7,137	280,897	14,790	12,677	198,471	32,586	36,858

Accumulation Unit Value	$20.42	$19.30	$9.82	$18.89	$15.82	$14.84	$12.24

Cost of Investments	$146,134	$4,724,116	$99,944	$209,820	$2,957,623	$506,873	$450,854

(1)	Formerly named Blue Chip Variable Account and Blue Chip Portfolio.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2006

	High				VN Small-
	Yield		Mid-Cap	Real	Cap
	Bond	Comstock	Growth	Estate	Value
	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account

ASSETS
Investments:
High Yield Bond Portfolio	$99,287
Comstock Portfolio		$243,652
Mid-Cap Growth Portfolio			$120,805
Real Estate Portfolio				$170,954
VN Small-Cap Value Portfolio					$423
Receivables:
Fund shares redeemed	4	146	93	7	—

Total Assets	99,291	243,798	120,898	170,961	423

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4	146	93	7	—
Other	—	7	6	—	—

Total Liabilities	4	153	99	7	—

NET ASSETS	$99,287	$243,645	$120,799	$170,954	$423

Units Outstanding	7,808	20,732	15,004	4,272	32

Accumulation Unit Value	$12.72	$11.75	$8.05	$40.02	$13.37

Cost of Investments	$91,253	$193,820	$72,375	$134,404	$460

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

							American
				Small-			Funds
	International	International	Equity	Cap	Diversified		Growth-
	Value	Small-Cap	Index	Index	Research	Equity	Income
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account (1)	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$22,987	$5	$457	$1,568	$515	$16,520	$1,191
EXPENSES
Mortality and expense risk fees and administrative fees	21,220	30	395	1,329	1,054	67,134	989

Net Investment Income (Loss)	1,767	(25)	62	239	(539)	(50,614)	202

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(2,655)	(161)	1,174	4,323	1,699	(991,796)	476
Capital gain distributions	—	—	831	16,152	1,739	—	2,274

Realized Gain (Loss)	(2,655)	(161)	2,005	20,475	3,438	(991,796)	2,750

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	332,719	89	1,592	(6,063)	5,064	1,375,985	5,296

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$331,831	($97)	$3,659	$14,651	$7,963	$333,575	$8,248

	American	Large-		Short
	Funds	Cap		Duration	Concentrated	Diversified	Growth
	Growth	Value	Technology	Bond	Growth	Bond	LT
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account (1)	Account

INVESTMENT INCOME
Dividends	$230	$2,278	$—	$3,928	$—	$848	$10,504
EXPENSES
Mortality and expense risk fees and administrative fees	460	4,055	171	1,333	358	248	25,213

Net Investment Income (Loss)	(230)	(1,777)	(171)	2,595	(358)	600	(14,709)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(550)	33,220	12	(577)	101	(2)	(235,119)
Capital gain distributions	454	25,640	—	—	—	193	—

Realized Gain (Loss)	(96)	58,860	12	(577)	101	191	(235,119)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,031	(15,528)	791	685	2,376	340	392,308

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,705	$41,555	$632	$2,703	$2,119	$1,131	$142,480

				Large-
	Focused	Health	Mid-Cap	Cap	Capital	International	Fasciano
	30	Sciences	Value	Growth	Opportunities	Large-Cap	Small Equity
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account (2)	Account	Account	Account

INVESTMENT INCOME
Dividends	$18	$—	$2,524	$644	$72	$4,806	$2,686
EXPENSES
Mortality and expense risk fees and administrative fees	348	122	6,890	4,463	218	2,819	14,615

Net Investment Income (Loss)	(330)	(122)	(4,366)	(3,819)	(146)	1,987	(11,929)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(139)	(145)	34,139	(987)	(1,126)	5,425	(47,832)
Capital gain distributions	—	480	68,558	—	2	7,774	—

Realized Gain (Loss)	(139)	335	102,697	(987)	(1,124)	13,199	(47,832)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,030	(1,922)	(40,861)	(9,921)	(544)	20,565	102,304

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,561	($1,709)	$57,470	($14,727)	($1,814)	$35,751	$42,543

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2006

	Small-
	Cap	Multi-	Main	Emerging	Managed	Inflation	Money
	Value	Strategy	Street Core	Markets	Bond	Managed	Market
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$3,161	$136,570	$1,731	$1,679	$135,768	$19,991	$21,460
EXPENSES
Mortality and expense risk fees and administrative fees	921	77,038	1,953	2,459	47,101	7,074	6,607

Net Investment Income (Loss)	2,240	59,532	(222)	(780)	88,667	12,917	14,853

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	(356)	37,949	5,365	(17,976)	24,336	(6,803)	246
Capital gain distributions	21,200	118,064	—	38,511	—	16,436	—

Realized Gain	20,844	156,013	5,365	20,535	24,336	9,633	246

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(14,075)	304,791	13,960	497	(2,283)	(26,417)	(125)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,009	$520,336	$19,103	$20,252	$110,720	($3,867)	$14,974

	High				VN
	Yield		Mid-Cap	Real	Small-
	Bond	Comstock	Growth	Estate	Cap Value
	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$14,091	$3,403	$254	$4,316	$3
EXPENSES
Mortality and expense risk fees and administrative fees	2,745	3,230	1,492	1,295	104

Net Investment Income (Loss)	11,346	173	(1,238)	3,021	(101)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) from security transactions	2,026	3,805	64	5,212	(30)
Capital gain distributions	—	20,465	1,901	22,891	34

Realized Gain	2,026	24,270	1,965	28,103	4

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,246	7,787	6,134	(4,326)	(18)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,618	$32,230	$6,861	$26,798	($115)

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

	International Value		International Small-Cap		Equity Index
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Period Ended		Year Ended	Year Ended
	December 31,	December 31,	December 31,		December 31,	December 31,
	2006	2005	2006 (1)		2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,767	$6,945	($25)		$62	($630)
Realized gain (loss)	(2,655)	(52,448)	(161)		2,005	10,380
Change in unrealized appreciation (depreciation) on investments	332,719	164,217	89		1,592	(9,057)

Net Increase (Decrease) in Net Assets Resulting from Operations	331,831	118,714	(97)		3,659	693

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	3,667	3,044	—		—	—
Transfers between variable and fixed accounts, net	(142,169)	(72,231)	4,361		726	299
Transfers—policy charges and deductions	(33,219)	(15,865)	(3)		(61)	(67,912)
Transfers—surrenders	(137,322)	(200,449)	(149)		(4,692)	(13,351)
Transfers—other	1,017	539	—		1	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(308,026)	(284,962)	4,209		(4,026)	(80,961)

NET INCREASE (DECREASE) IN NET ASSETS	23,805	(166,248)	4,112		(367)	(80,268)

NET ASSETS
Beginning of Year or Period	1,557,957	1,724,205	—		28,038	108,306

End of Year or Period	$1,581,762	$1,557,957	$4,112		$27,671	$28,038

	Small-Cap Index		Diversified Research		Equity
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$239	($1,110)	($539)	($656)	($50,614)	($62,699)
Realized gain (loss)	20,475	14,587	3,438	243	(991,796)	(1,079,064)
Change in unrealized appreciation (depreciation) on investments	(6,063)	(10,937)	5,064	4,530	1,375,985	1,387,039

Net Increase in Net Assets Resulting from Operations	14,651	2,540	7,963	4,117	333,575	245,276

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	—	11,152	14,747
Transfers between variable and fixed accounts, net	8,259	3,380	(1,981)	26,681	(215,140)	(78,934)
Transfers—policy charges and deductions	(2,129)	(25,345)	(22)	(31)	(91,118)	(129,460)
Transfers—surrenders	(3,309)	(18,866)	(3,632)	(4,614)	(776,607)	(797,781)
Transfers—other	(3)	1	(1)	(2)	420	403

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,818	(40,830)	(5,636)	22,034	(1,071,293)	(991,025)

NET INCREASE (DECREASE) IN NET ASSETS	17,469	(38,290)	2,327	26,151	(737,718)	(745,749)

NET ASSETS
Beginning of Year	91,940	130,230	78,944	52,793	5,215,245	5,960,994

End of Year	$109,409	$91,940	$81,271	$78,944	$4,477,527	$5,215,245

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	American Funds Growth-Income		American Funds Growth		Large-Cap Value
	Variable Account		Variable Account		Variable Account
	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005 (1)	2006	2005 (1)	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$202	$125	($230)	($35)	($1,777)	($403)
Realized gain (loss)	2,750	3	(96)	9	58,860	5,991
Change in unrealized appreciation (depreciation) on investments	5,296	1,159	2,031	1,169	(15,528)	5,369

Net Increase in Net Assets Resulting from Operations	8,248	1,287	1,705	1,143	41,555	10,957

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	83,394	23,119	47,327	8,911	20,869	(20,246)
Transfers—policy charges and deductions	(105)	(5)	(45)	(6)	(105)	(103)
Transfers—surrenders	(11,476)	(692)	(6,405)	—	(134,036)	(13,059)
Transfers—other	(7)	(2)	(3)	—	2	3

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	71,806	22,420	40,874	8,905	(113,270)	(33,405)

NET INCREASE (DECREASE) IN NET ASSETS	80,054	23,707	42,579	10,048	(71,715)	(22,448)

NET ASSETS
Beginning of Year or Period	23,707	—	10,048	—	263,595	286,043

End of Year or Period	$103,761	$23,707	$52,627	$10,048	$191,880	$263,595

	Technology		Short Duration Bond		Concentrated Growth
	Variable Account		Variable Account		Variable Account (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($171)	($178)	$2,595	$1,650	($358)	($334)
Realized gain (loss)	12	1,606	(577)	(1,123)	101	(2,431)
Change in unrealized appreciation (depreciation) on investments	791	1,548	685	(414)	2,376	2,865

Net Increase in Net Assets Resulting from Operations	632	2,976	2,703	113	2,119	100

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	400	80	—	—	—	—
Transfers between variable and fixed accounts, net	933	10,432	17,979	(833)	—	(2,305)
Transfers—policy charges and deductions	(21)	(18)	(28)	(33)	—	—
Transfers—surrenders	—	(11,072)	(4,419)	(26,667)	—	—
Transfers—other	(1)	—	—	2	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	1,311	(578)	13,532	(27,531)	—	(2,305)

NET INCREASE (DECREASE) IN NET ASSETS	1,943	2,398	16,235	(27,418)	2,119	(2,205)

NET ASSETS
Beginning of Year	9,184	6,786	92,977	120,395	24,944	27,149

End of Year	$11,127	$9,184	$109,212	$92,977	$27,063	$24,944

(1)	Operations commenced on May 6, 2005.

(2)	Formerly named I-Net TollkeeperSM Variable Account. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Diversified Bond		Growth LT		Focused 30
	Variable Account		Variable Account		Variable Account
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31,		December 31,	December 31,	December 31,	December 31,
	2006 (1)		2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$600		($14,709)	($23,906)	($330)	($83)
Realized gain (loss)	191		(235,119)	(428,548)	(139)	232
Change in unrealized appreciation on investments	340		392,308	569,962	5,030	2,956

Net Increase in Net Assets Resulting from Operations	1,131		142,480	117,508	4,561	3,105

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—		2,610	2,120	—	—
Transfers between variable and fixed accounts, net	31,087		(49,297)	(58,240)	11,464	3,250
Transfers—policy charges and deductions	(5)		(21,465)	(24,630)	(26)	(14)
Transfers—surrenders	(354)		(399,013)	(348,387)	(2,351)	(1,368)
Transfers—other	(2)		(152)	(110)	1	2

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	30,726		(467,317)	(429,247)	9,088	1,870

NET INCREASE (DECREASE) IN NET ASSETS	31,857		(324,837)	(311,739)	13,649	4,975

NET ASSETS
Beginning of Year or Period	—		1,943,975	2,255,714	17,516	12,541

End of Year or Period	$31,857		$1,619,138	$1,943,975	$31,165	$17,516

	Health Sciences		Mid-Cap Value		Large-Cap Growth
	Variable Account		Variable Account		Variable Account (2)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($122)	($111)	($4,366)	($4,333)	($3,819)	($3,421)
Realized gain (loss)	335	466	102,697	43,872	(987)	(3,985)
Change in unrealized appreciation (depreciation) on investments	(1,922)	401	(40,861)	(1,741)	(9,921)	11,752

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,709)	756	57,470	37,798	(14,727)	4,346

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	1,708	(490)	(25,433)	29,112	21,613	(2,986)
Transfers—policy charges and deductions	(3)	(9)	(2,320)	(194)	(3,489)	(115)
Transfers—surrenders	(6,039)	(2,768)	(145,061)	(33,439)	(5,183)	(9,241)
Transfers—other	1	—	4	(3)	(2)	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,333)	(3,267)	(172,810)	(4,524)	12,939	(12,341)

NET INCREASE (DECREASE) IN NET ASSETS	(6,042)	(2,511)	(115,340)	33,274	(1,788)	(7,995)

NET ASSETS
Beginning of Year	7,940	10,451	514,695	481,421	335,653	343,648

End of Year	$1,898	$7,940	$399,355	$514,695	$333,865	$335,653

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Formerly named Blue Chip Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Capital Opportunities		International Large-Cap		Fasciano Small Equity
	Variable Account		Variable Account		Variable Account (1)
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($146)	($22)	$1,987	($344)	($11,929)	($14,161)
Realized gain (loss)	(1,124)	84	13,199	299	(47,832)	(55,922)
Change in unrealized appreciation (depreciation) on investments	(544)	(23)	20,565	8,389	102,304	81,400

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,814)	39	35,751	8,344	42,543	11,317

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	—	7,567	11,570
Transfers between variable and fixed accounts, net	(8,951)	10,306	89,926	23,044	(7,864)	(22,587)
Transfers—policy charges and deductions	—	(14)	(87)	(81)	(23,782)	(9,563)
Transfers—surrenders	—	(3,838)	(8,102)	(1,175)	(161,528)	(129,665)
Transfers—other	1	—	(5)	(3)	(7)	93

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,950)	6,454	81,732	21,785	(185,614)	(150,152)

NET INCREASE (DECREASE) IN NET ASSETS	(10,764)	6,493	117,483	30,129	(143,071)	(138,835)

NET ASSETS
Beginning of Year	13,825	7,332	77,019	46,890	1,153,562	1,292,397

End of Year	$3,061	$13,825	$194,502	$77,019	$1,010,491	$1,153,562

	Small-Cap Value		Multi-Strategy		Main Street Core
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,240	($85)	$59,532	$42,357	($222)	($373)
Realized gain	20,844	2,731	156,013	11,527	5,365	243
Change in unrealized appreciation (depreciation) on investments	(14,075)	3,494	304,791	90,651	13,960	7,672

Net Increase in Net Assets Resulting from Operations	9,009	6,140	520,336	144,535	19,103	7,542

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	3,252	2,729	—	—
Transfers between variable and fixed accounts, net	86,699	(438)	(135,089)	(37,323)	14,274	28,446
Transfers—policy charges and deductions	(37)	(34)	(160,552)	(121,512)	(70)	(73)
Transfers—surrenders	(4,595)	(1,610)	(749,272)	(938,199)	(38,681)	(5,464)
Transfers—other	(2)	(1)	(707)	3,731	1	(3)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	82,065	(2,083)	(1,042,368)	(1,090,574)	(24,476)	22,906

NET INCREASE (DECREASE) IN NET ASSETS	91,074	4,057	(522,032)	(946,039)	(5,373)	30,448

NET ASSETS
Beginning of Year	54,637	50,580	5,944,349	6,890,388	150,583	120,135

End of Year	$145,711	$54,637	$5,422,317	$5,944,349	$145,210	$150,583

(1)	Formerly named Aggressive Equity Variable Account.
See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Emerging Markets		Managed Bond		Inflation Managed
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($780)	($162)	$88,667	$72,708	$12,917	$8,081
Realized gain	20,535	219	24,336	149,508	9,633	33,981
Change in unrealized appreciation (depreciation) on investments	497	16,731	(2,283)	(174,668)	(26,417)	(36,401)

Net Increase (Decrease) in Net Assets Resulting from Operations	20,252	16,788	110,720	47,548	(3,867)	5,661

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	4,350	5,480	—	—
Transfers between variable and fixed accounts, net	164,050	6,409	25,625	(13,934)	(10,033)	31,627
Transfers—policy charges and deductions	(66)	(40)	(42,643)	(97,185)	(163)	(228)
Transfers—surrenders	(3,676)	(100)	(498,056)	(466,047)	(21,710)	(43,513)
Transfers—other	(7)	(1)	(87)	(18)	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	160,301	6,268	(510,811)	(571,704)	(31,905)	(12,115)

NET INCREASE (DECREASE) IN NET ASSETS	180,553	23,056	(400,091)	(524,156)	(35,772)	(6,454)

NET ASSETS
Beginning of Year	58,863	35,807	3,540,166	4,064,322	519,494	525,948

End of Year	$239,416	$58,863	$3,140,075	$3,540,166	$483,722	$519,494

	Money Market		High Yield Bond		Comstock
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$14,853	$7,803	$11,346	$12,044	$173	$86
Realized gain (loss)	246	2	2,026	(308)	24,270	9,316
Change in unrealized appreciation (depreciation) on investments	(125)	29	1,246	(9,934)	7,787	(2,443)

Net Increase in Net Assets Resulting from Operations	14,974	7,834	14,618	1,802	32,230	6,959

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	4,000	—	—	—	—	—
Transfers between variable and fixed accounts, net	7,608	(3,293)	(12,482)	3,862	783	1,499
Transfers—policy charges and deductions	(198)	(48,979)	(1,747)	(55)	(43)	(49)
Transfers—surrenders	(106,214)	(60,122)	(106,775)	(24,511)	(29,848)	(21,229)
Transfers—other	27	14	5	1	2	1

Net Decrease in Net Assets Derived from Contract Owner Transactions	(94,777)	(112,380)	(120,999)	(20,703)	(29,106)	(19,778)

NET INCREASE (DECREASE) IN NET ASSETS	(79,803)	(104,546)	(106,381)	(18,901)	3,124	(12,819)

NET ASSETS
Beginning of Year	530,769	635,315	205,668	224,569	240,521	253,340

End of Year	$450,966	$530,769	$99,287	$205,668	$243,645	$240,521

See Notes to Financial Statements

SEPARATE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid-Cap Growth		Real Estate		VN Small-Cap Value
	Variable Account		Variable Account		Variable Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005 (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,238)	($1,267)	$3,021	($434)	($101)	$2
Realized gain	1,965	2,433	28,103	6,381	4	12
Change in unrealized appreciation (depreciation) on investments	6,134	12,247	(4,326)	6,095	(18)	(19)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,861	13,413	26,798	12,042	(115)	(5)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Transfer of net premiums	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	24,897	(5,931)	82,215	(244)	112	431
Transfers—policy charges and deductions	(2,299)	(45)	(84)	(72)	(1)	—
Transfers—surrenders	(2,550)	(8,394)	(20,206)	(8,938)	—	—
Transfers—other	(3)	—	(3)	3	2	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	20,045	(14,370)	61,922	(9,251)	113	430

NET INCREASE (DECREASE) IN NET ASSETS	26,906	(957)	88,720	2,791	(2)	425

NET ASSETS
Beginning of Year or Period	93,893	94,850	82,234	79,443	425	—

End of Year or Period	$120,799	$93,893	$170,954	$82,234	$423	$425

(1)	Operations commenced on December 5, 2005.
See Notes to Financial Statements

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, ratios of investment income to average daily net assets, and total returns for each year or period ended December 31 are presented in the table below. The ratio of expenses to average daily net assets is 1.40% for all Variable Accounts.

				Ratios of
				Investment
	AUV at	Number		Income to
	End of	of	Total	Average
Variable Accounts	Year or	Units	Net	Net	Total
For the Year or Period Ended	Period	Outstanding	Assets	Assets (1)	Returns (2)

International Value
2006	$17.14	92,284	$1,581,762	1.51%	23.95%
2005	13.83	112,661	1,557,957	1.83%	7.91%
2004	12.81	134,549	1,724,205	1.46%	14.80%
2003	11.16	170,596	1,904,228	1.57%	25.94%
2002	8.86	229,131	2,030,848	0.80%	(15.10%)

International Small-Cap (3)
05/05/2006 - 12/31/2006	$10.21	403	$4,112	0.23%	0.55%

Equity Index
2006	$10.18	2,718	$27,671	1.62%	13.92%
2005	8.94	3,138	28,038	0.55%	3.22%
2004	8.66	12,511	108,306	1.56%	9.05%
2003	7.94	17,071	135,519	2.29%	26.51%
2002	6.27	12,519	78,556	1.47%	(23.43%)

Small-Cap Index
2006	$13.95	7,842	$109,409	1.65%	16.15%
2005	12.01	7,654	91,940	0.39%	2.93%
2004	11.67	11,159	130,230	0.51%	16.12%
2003	10.05	14,736	148,087	0.65%	44.49%
2002	6.96	17,334	120,558	1.10%	(22.29%)

Diversified Research
2006	$12.85	6,324	$81,271	0.68%	10.42%
2005	11.64	6,783	78,944	0.47%	3.78%
2004	11.21	4,708	52,793	0.52%	9.66%
2003	10.23	6,455	66,008	0.44%	30.78%
2002	7.82	1,944	15,203	0.43%	(25.25%)

Equity
2006	$10.63	421,246	$4,477,527	0.34%	7.15%
2005	9.92	525,708	5,215,245	0.24%	5.05%
2004	9.44	631,240	5,960,994	0.70%	3.68%
2003	9.11	811,540	7,391,482	0.35%	22.60%
2002	7.43	1,004,865	7,464,857	0.32%	(27.53%)

American Funds Growth-Income
2006	$12.32	8,423	$103,761	1.66%	13.18%
05/06/2005 - 12/31/2005	10.88	2,178	23,707	2.97%	7.82%

American Funds Growth
2006	$12.84	4,099	$52,627	0.69%	8.29%
05/06/2005 - 12/31/2005	11.86	847	10,048	0.73%	16.77%

Large-Cap Value
2006	$14.63	13,113	$191,880	0.78%	15.95%
2005	12.62	20,887	263,595	1.25%	4.69%
2004	12.06	23,728	286,043	1.06%	8.40%
2003	11.12	29,879	332,283	1.27%	29.42%
2002	8.59	24,073	206,866	1.33%	(24.03%)

Technology
2006	$5.73	1,942	$11,127	0.00%	7.83%
2005	5.31	1,728	9,184	0.00%	20.03%
2004	4.43	1,532	6,786	0.00%	2.22%
2003	4.33	2,508	10,867	0.00%	40.61%
2002	3.08	9,765	30,085	0.00%	(47.09%)

Short Duration Bond
2006	$10.28	10,623	$109,212	4.11%	2.82%
2005	10.00	9,299	92,977	2.96%	0.17%
2004	9.98	12,061	120,395	2.56%	(0.20%)
05/01/2003 - 12/31/2003	10.00	6,079	60,801	2.55%	0.02%

Concentrated Growth (4)
2006	$5.08	5,322	$27,063	0.00%	8.50%
2005	4.69	5,322	24,944	0.00%	0.92%
2004	4.64	5,847	27,149	0.00%	11.09%
2003	4.18	5,926	24,769	0.00%	41.23%
2002	2.96	605	1,791	0.00%	(39.47%)

Diversified Bond (3)
05/05/2006 - 12/31/2006	$10.42	3,057	$31,857	4.80%	4.11%

Growth LT
2006	$9.47	170,967	$1,619,138	0.58%	8.19%
2005	8.75	222,089	1,943,975	0.23%	6.18%
2004	8.24	273,640	2,255,714	0.00%	8.86%
2003	7.57	348,389	2,638,052	0.00%	32.12%
2002	5.73	424,994	2,435,782	1.02%	(29.96%)

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
				Investment
	AUV at	Number		Income to
	End of	of	Total	Average
Variable Accounts	Year or	Units	Net	Net	Total
For the Year or Period Ended	Period	Outstanding	Assets	Assets (1)	Returns (2)

Focused 30
2006	$11.42	2,729	$31,165	0.07%	22.00%
2005	9.36	1,871	17,516	0.87%	20.38%
2004	7.78	1,613	12,541	0.04%	13.25%
2003	6.87	2,016	13,847	0.00%	40.28%
2002	4.90	2,175	10,648	0.20%	(30.39%)

Health Sciences
2006	$11.15	170	$1,898	0.00%	6.61%
2005	10.46	759	7,940	0.00%	13.69%
2004	9.20	1,136	10,451	0.00%	6.05%
2003	8.68	2,953	25,617	0.00%	26.05%
2002	6.88	7,948	54,710	0.00%	(24.37%)

Mid-Cap Value
2006	$23.74	16,821	$399,355	0.51%	13.38%
2005	20.94	24,579	514,695	0.53%	7.36%
2004	19.51	24,682	481,421	0.34%	23.34%
2003	15.81	27,978	442,462	0.52%	27.31%
2002	12.42	30,564	379,660	0.43%	(15.65%)

Large-Cap Growth (5)
2006	$7.20	46,355	$333,865	0.20%	(5.15%)
2005	7.59	44,203	335,653	0.36%	1.51%
2004	7.48	45,940	343,648	0.67%	3.20%
2003	7.25	30,577	221,635	0.21%	23.62%
2002	5.86	29,921	175,441	0.12%	(26.97%)

Capital Opportunities
2006	$9.39	326	$3,061	0.46%	11.66%
2005	8.41	1,643	13,825	1.20%	0.42%
2004	8.38	875	7,332	0.26%	11.13%
2003	7.54	4,104	30,939	0.41%	25.36%
2002	6.01	3,984	23,956	0.19%	(27.80%)

International Large-Cap
2006	$11.24	17,309	$194,502	2.36%	25.24%
2005	8.97	8,584	77,019	0.87%	11.13%
2004	8.07	5,808	46,890	1.02%	16.96%
2003	6.90	5,604	38,682	1.30%	28.70%
2002	5.36	2,487	13,340	1.03%	(18.77%)

Fasciano Small Equity (6)
2006	$9.02	112,035	$1,010,491	0.26%	3.61%
2005	8.71	132,513	1,153,562	0.20%	1.23%
2004	8.60	150,295	1,292,397	0.60%	17.29%
2003	7.33	201,128	1,474,553	0.49%	31.30%
2002	5.58	240,831	1,344,773	0.00%	(26.14%)

Small-Cap Value
2006	$20.42	7,137	$145,711	4.77%	18.09%
2005	17.29	3,160	54,637	1.23%	12.07%
2004	15.43	3,279	50,580	2.03%	22.68%
05/01/2003 - 12/31/2003	12.57	1,432	18,010	0.71%	25.75%

Multi-Strategy
2006	$19.30	280,897	$5,422,317	2.48%	10.14%
2005	17.53	339,151	5,944,349	2.06%	2.40%
2004	17.12	402,552	6,890,388	1.59%	8.29%
2003	15.81	508,414	8,036,348	1.47%	21.56%
2002	13.00	646,807	8,410,381	1.81%	(14.27%)

Main Street Core (7)
2006	$9.82	14,790	$145,210	1.24%	13.58%
2005	8.64	17,421	150,583	1.13%	4.52%
2004	8.27	14,526	120,135	1.19%	8.02%
2003	7.66	20,103	153,912	1.20%	25.19%
2002	6.12	15,929	97,416	0.53%	(29.40%)

Emerging Markets
2006	$18.89	12,677	$239,416	0.94%	22.67%
2005	15.39	3,824	58,863	1.04%	39.51%
2004	11.03	3,245	35,807	1.75%	32.75%
2003	8.31	4,534	37,691	1.35%	66.14%
2002	5.00	3,289	16,453	0.47%	(4.42%)

Managed Bond
2006	$15.82	198,471	$3,140,075	4.03%	3.36%
2005	15.31	231,267	3,540,166	3.30%	1.21%
2004	15.12	268,726	4,064,322	2.93%	3.91%
2003	14.55	302,785	4,406,988	4.25%	4.76%
2002	13.89	432,763	6,012,706	4.47%	9.39%

Inflation Managed
2006	$14.84	32,586	$483,722	3.95%	(0.87%)
2005	14.98	34,690	519,494	2.95%	1.12%
2004	14.81	35,515	525,948	0.80%	7.38%
2003	13.79	34,163	471,142	0.09%	6.74%
2002	12.92	23,001	297,179	1.12%	13.85%

Money Market
2006	$12.24	36,858	$450,966	4.55%	3.24%
2005	11.85	44,786	530,769	2.74%	1.40%
2004	11.69	54,356	635,315	0.99%	(0.39%)
2003	11.73	77,795	912,870	0.80%	(0.61%)
2002	11.81	126,579	1,494,486	1.40%	0.00%

High Yield Bond
2006	$12.72	7,808	$99,287	7.18%	7.91%
2005	11.78	17,452	205,668	7.09%	0.95%
2004	11.67	19,237	224,569	7.14%	7.90%
2003	10.82	19,890	215,178	7.33%	18.62%
2002	9.12	13,905	126,818	8.44%	(4.34%)

Comstock (8)
2006	$11.75	20,732	$243,645	1.47%	14.72%
2005	10.24	23,479	240,521	1.43%	2.91%
2004	9.95	25,451	253,340	1.36%	15.54%
2003	8.62	13,188	113,615	0.69%	29.56%
2002	6.65	8,152	54,208	0.09%	(23.24%)

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B
FINANCIAL HIGHLIGHTS (Continued)

				Ratios of
				Investment
	AUV at	Number		Income to
	End of	of	Total	Average
Variable Accounts	Year or	Units	Net	Net	Total
For the Year or Period Ended	Period	Outstanding	Assets	Assets (1)	Returns (2)

Mid-Cap Growth
2006	$8.05	15,004	$120,799	0.24%	7.42%
2005	7.49	12,528	93,893	0.00%	16.27%
2004	6.45	14,714	94,850	0.00%	19.90%
2003	5.38	11,768	63,268	0.00%	28.58%
2002	4.18	14,751	61,677	0.00%	(47.77%)

Real Estate (9)
2006	$40.02	4,272	$170,954	4.64%	36.15%
2005	29.40	2,798	82,234	0.85%	15.17%
2004	25.52	3,113	79,443	1.89%	35.71%
2003	18.81	4,657	87,596	2.70%	35.61%
2002	13.87	7,506	104,101	3.61%	(1.71%)

VN Small-Cap Value
2006	$13.37	32	$423	0.04%	17.03%
12/05/2005 - 12/31/2005	11.43	37	425	5.63%	(1.22%)

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the Variable Accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative charges that are assessed against contract owner accounts. The recognition of investment income by the Variable Accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the Variable Accounts invest. The ratios of investment income to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect changes in unit value of the underlying portfolios and deductions for M&E and administrative charges assessed through the daily AUV calculation. These charges are assessed at an annual rate of 1.40% of the average daily net assets of each Variable Account as discussed in Note 3 to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may incur under a contract which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Operations commenced during 2006 (See Note 1 to Financial Statement).

(4)	Prior to 02/01/2005, Concentrated Growth Variable Account was named I-Net Tollkeeper Variable Account.

(5)	Prior to 01/01/2006, Large-Cap Growth Variable Account was named Blue Chip Variable Account.

(6)	Prior to 05/01/2005, Fasciano Small Equity Variable Account was named Aggressive Equity Variable Account.

(7)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.

(8)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(9)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2006 is comprised of thirty-three subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”):
International Value
International Small-Cap
Equity Index
Small-Cap Index
Diversified Research
Equity
American Funds® Growth-Income
American Funds Growth
Large-Cap Value
Technology
Short Duration Bond
Concentrated Growth
Diversified Bond
Growth LT
Focused 30
Health Sciences
Mid-Cap Value
Large-Cap Growth (formerly Blue Chip)
Capital Opportunities
International Large-Cap
Fasciano Small Equity
Small-Cap Value
Multi-Strategy
Main Street® Core
Emerging Markets
Managed Bond
Inflation Managed
Money Market
High Yield Bond
Comstock
Mid-Cap Growth
Real Estate
VN Small-Cap Value
     American Funds is a registered trademark of American Funds Distributors, Inc. and Main Street is a registered trademark of OppenheimerFunds, Inc. Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) two new Variable Accounts that commenced operations on May 5, 2006: the International Small-Cap and Diversified Bond Variable Accounts.
     The net assets of the Fund’s Aggressive Growth and Financial Services Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Aggressive Growth and Financial Services Variable Accounts, were transferred to the Fund’s Mid-Cap Growth and Large-Cap Value Portfolios, (the “Surviving Portfolios”), the underlying portfolios for the Mid-Cap Growth and Large-Cap Value Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on April 28, 2006. In connection with the Reorganization, a total of 793 outstanding accumulation units (valued at $7,484) of the Aggressive Growth Variable Account were exchanged for 913 accumulation units with equal value of the Mid-Cap Growth Variable Account; and a total of 4,065 outstanding accumulation units (valued at $46,608) of the Financial Services Variable Account were exchanged for 3,466 accumulation units with equal value of the Large-Cap Value Variable Account.
     The net assets of the Fund’s Equity Income Portfolio, the underlying Portfolio for Equity Income Variable Account, was substituted by the Fund’s American Funds Growth-Income Portfolio, the underlying Portfolio of American Funds Growth-Income Variable Account (the “Substitution”). The Substitution took place on April 28, 2006. In connection with the Substitution, a total of 4,257 outstanding accumulation units (valued at $54,957) of the Equity Income Variable Account were substituted by 4,815 accumulation units with equal value of the American Funds Growth-Income Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 25, 1996 and commenced operations on March 1, 1997. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments
     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Separate Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks and administrative expenses Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for maintenance fees, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.
4. RELATED PARTY AGREEMENT
     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2006, were as follows:

Variable Accounts	Purchases	Sales

International Value	$22,908	$353,171
International Small-Cap (1)	4,969	789
Equity Index	10,525	14,946
Small-Cap Index	13,386	11,896
Diversified Research	9,357	16,046
Equity	96,783	1,235,618
American Funds Growth-Income	95,458	24,634
American Funds Growth	49,333	8,915
Large-Cap Value	61,556	178,883
Technology	76,482	75,341
Short Duration Bond	28,090	15,891
Concentrated Growth	—	358
Diversified Bond (1)	31,721	1,240
Growth LT	3,375	495,743
Focused 30	11,461	2,720
Health Sciences	31,265	35,720
Mid-Cap Value	16,937	196,641
Large-Cap Growth (2)	30,685	22,206
Capital Opportunities	29,556	38,725
International Large-Cap	227,457	148,539
Fasciano Small Equity	20,766	220,978
Small-Cap Value	91,846	10,700
Multi-Strategy	3,944	1,122,632
Main Street Core	18,477	44,906
Emerging Markets	259,931	102,081
Managed Bond	54,023	611,848
Inflation Managed	32,269	71,248
Money Market	14,856	116,267
High Yield Bond	791	124,540
Comstock	9,145	41,484
Mid-Cap Growth	37,195	18,640
Real Estate	85,318	24,689
VN Small-Cap Value	121,003	120,996

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Large-Cap Growth Variable Account was formerly named Blue Chip Variable Account.

SEPARATE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (Continued)
6. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2006 and 2005 were as follows:

	2006			2005
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Value	2,066	(22,443)	(20,377)	1,333	(23,221)	(21,888)
International Small-Cap (1)	527	(124)	403
Equity Index	1,216	(1,636)	(420)	552	(9,925)	(9,373)
Small-Cap Index	1,028	(840)	188	730	(4,235)	(3,505)
Diversified Research	916	(1,375)	(459)	2,601	(526)	2,075
Equity	12,386	(116,848)	(104,462)	7,100	(112,632)	(105,532)
American Funds Growth-Income (2)	8,404	(2,159)	6,245	2,247	(69)	2,178
American Funds Growth (2)	4,068	(816)	3,252	871	(24)	847
Large-Cap Value	5,438	(13,212)	(7,774)	1,330	(4,170)	(2,841)
Technology	12,250	(12,036)	214	2,726	(2,530)	196
Short Duration Bond	2,889	(1,565)	1,324	1,427	(4,190)	(2,762)
Concentrated Growth (3)	—	—	—	—	(525)	(525)
Diversified Bond (1)	3,172	(115)	3,057
Growth LT	1,526	(52,648)	(51,122)	1,319	(52,870)	(51,551)
Focused 30	1,093	(235)	858	432	(174)	258
Health Sciences	2,749	(3,338)	(589)	42	(419)	(377)
Mid-Cap Value	1,465	(9,223)	(7,758)	1,942	(2,045)	(103)
Large-Cap Growth (3)	4,866	(2,714)	2,152	1,864	(3,601)	(1,737)
Capital Opportunities	3,405	(4,722)	(1,317)	1,319	(550)	768
International Large-Cap	22,540	(13,815)	8,725	3,398	(621)	2,776
Fasciano Small Equity (3)	3,838	(24,316)	(20,478)	2,462	(20,244)	(17,782)
Small-Cap Value	4,504	(527)	3,977	562	(681)	(119)
Multi-Strategy	2,243	(60,497)	(58,254)	1,783	(65,184)	(63,401)
Main Street Core	3,094	(5,725)	(2,631)	3,977	(1,082)	2,895
Emerging Markets	14,551	(5,698)	8,853	688	(109)	579
Managed Bond	5,478	(38,274)	(32,796)	4,302	(41,761)	(37,459)
Inflation Managed	4,047	(6,151)	(2,104)	2,438	(3,262)	(825)
Money Market	1,442	(9,370)	(7,928)	1,214	(10,785)	(9,570)
High Yield Bond	753	(10,397)	(9,644)	494	(2,279)	(1,785)
Comstock	1,136	(3,883)	(2,747)	1,687	(3,659)	(1,972)
Mid-Cap Growth	4,938	(2,462)	2,476	—	(2,186)	(2,186)
Real Estate	2,177	(703)	1,474	34	(349)	(315)
VN Small-Cap Value (4)	9,045	(9,050)	(5)	37	—	37

(1)	Operations commenced during 2006 (See Note 1 to Financial Statements).

(2)	Operations commenced on May 6, 2005.

(3)	The Concentrated Growth, Large-Cap Growth, and Fasciano Small Equity Variable Accounts were formerly named I-Net Tollkeeper, Blue Chip, and Aggressive Equity Variable Accounts, respectively.

(4)	Operations commenced on December 5, 2005.
7. SUBSEQUENT EVENTS
     On November 30, 2006, the Fund’s Board of Trustees approved plans of reorganization (the “2007 Reorganizations”) subject to approval by the shareholders of the Concentrated Growth and Capital Opportunities Portfolios, the underlying portfolios for the Concentrated Growth and Capital Opportunities Variable Accounts, respectively. Under the 2007 Reorganizations, the Equity and Main Street Core Portfolios, the underlying portfolios for the Equity and Main Street Core Variable Accounts, will acquire all of the assets and liabilities of the Concentrated Growth and Capital Opportunities Portfolios, respectively. The 2007 Reorganizations are expected to be effective as of the close of business on April 30, 2007, or on a later date as the parties may agree.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities of Separate Account B (the “Separate Account”) comprised of International Value, International Small-Cap, Equity Index, Small-Cap Index, Diversified Research, Equity, American Funds® Growth-Income, American Funds Growth, Large-Cap Value, Technology, Short Duration Bond, Concentrated Growth, Diversified Bond, Growth LT, Focused 30, Health Sciences, Mid-Cap Value, Large-Cap Growth (formerly Blue Chip), Capital Opportunities, International Large-Cap, Fasciano Small Equity, Small-Cap Value, Multi-Strategy, Main Street® Core, Emerging Markets, Managed Bond, Inflation Managed, Money Market, High Yield Bond, Comstock, Mid-Cap Growth, Real Estate, and VN Small-Cap Value Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2006, the related statements of operations for the periods presented, the statements of changes in net assets for each of the periods presented, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 21, 2007

Annual Report
as of December 31, 2006

•	Separate Account B of Pacific Life Insurance Company

Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No.	480-07A